SUBSEQUENT EVENTS (Details) $ in Thousands, £ in Millions, $ in Millions	Feb. 18, 2022 CAD ($)	Feb. 18, 2022 USD ($)	Feb. 03, 2022 CAD ($) Properties	Dec. 17, 2021	Feb. 28, 2022 CAD ($)	Feb. 03, 2022 GBP (£) Properties	Dec. 31, 2021 CAD ($)	Sep. 03, 2021 a	Dec. 31, 2020 CAD ($)	Sep. 28, 2020 CAD ($) a	Jul. 08, 2020 a	Jun. 18, 2020 a
SUBSEQUENT EVENTS
Number of properties			3			3		4		4	5	3
Investment properties							$ 837,950			$ 985,883
Principal issued and outstanding							2,434,136		$ 2,185,949
Borrowings, maturity				December 17, 2024
2021 Debentures
SUBSEQUENT EVENTS
Principal issued and outstanding					$ 17,000		17,000
2028 Debentures
SUBSEQUENT EVENTS
Principal issued and outstanding							$ 500,000		$ 0
Acquisition of property | Texas
SUBSEQUENT EVENTS
Investment properties			$ 140,000			£ 96.6
Terminating And Entering Into New Cross Currency Interest Rate Swap [Member]
SUBSEQUENT EVENTS
Principal issued and outstanding			500,000
Terminating And Entering Into New Cross Currency Interest Rate Swap [Member] | 2028 Cross Currency Interest Rate Swap
SUBSEQUENT EVENTS
Principal issued and outstanding			$ 350,000
Borrowings, effective fixed interest rate			2.096%			2.096%
Borrowings, maturity			August 30, 2028
Interest rate			0.536%			0.536%
Terminating And Entering Into New Cross Currency Interest Rate Swap [Member] | 2028 Debentures | 2028 Cross Currency Interest Rate Swap
SUBSEQUENT EVENTS
Mark to market liability settled			$ 6,600
Principal issued and outstanding			$ 350,000
Nonadjusting Events After Reporting Period [Member] | POLAND
SUBSEQUENT EVENTS
Proceeds from disposition of an income-producing property and piece of land classified as held for sale	$ 25,100	$ 36.2